Document and Entity Information	Feb. 28, 2018
Prospectus:
Document Type	497
Document Period End Date	Feb. 28, 2018
Registrant Name	Brown Advisory Funds
Central Index Key	0001548609
Amendment Flag	false
Document Creation Date	Feb. 28, 2018
Document Effective Date	Mar. 31, 2018
Prospectus Date	Oct. 31, 2017
Brown Advisory Tax Exempt Bond Fund | Investor Shares
Prospectus:
Trading Symbol	BIAEX